United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

__________Federated Fixed Income Securities, Inc._

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Quarter ended 2/28/10

Item 1.                      Schedule of Investments

Federated Strategic Income Fund

Portfolio of Investments

February 28, 2010 (unaudited)

Principal Amount, Foreign Par Amount or Shares			Value in U. S. Dollars
		U.S. Corporate Bonds – 1.2%
		Basic Industry — Chemicals – 0.2%
$1,450,000	[1]	Fertinitro Finance, Company Guarantee, 8.290%, 4/01/2020	1,000,500
1,250,000	[1,2]	Reliance Industries Ltd., Bond, 8.250%, 1/15/2027	1,312,500
		TOTAL	2,313,000
		Basic Industry — Paper – 0.2%
1,480,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	1,546,600
250,000	[3,4]	Pope & Talbot, Inc., 8.375%, 6/1/2013	25
382,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	376,243
		TOTAL	1,922,868
		Communications — Media Noncable – 0.1%
1,000,000		News America Holdings, Inc., Note, 8.150%, 10/17/2036	1,226,166
		Consumer Cyclical — Automotive – 0.0%
775,000	[3,4]	General Motors Corp., Note, 9.450%, 11/01/2011	224,750
		Financial Institution — Banking – 0.1%
2,126,925	[1,2]	Regional Diversified Funding, 9.250%, 03/15/2030	1,150,603
		Financial Institution — Finance Noncaptive – 0.1%
500,000		Susa Partnership LP, 8.200%, 6/01/2017	576,092
		Financial Institution — Insurance — Life – 0.1%
500,000	[1]	Union Central Life Ins Co, Note, 8.200%, 11/1/2026	476,219
		Financial Institution — Insurance — P&C – 0.0%
500,000	[1,2]	USF&G Cap, 8.312%, 7/1/2046	474,272
		Financial Intermediaries – 0.4%
370,000,000		John Hancock Global Funding, Sr. Secd. Note, Series EMTN, 2.050%, 06/08/2010	4,163,019
		TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $13,857,349)	12,526,989
		International Bonds – 1.1%
		Japanese Yen – 1.1%
		Banking – 0.7%
600,000,000		Pfandbrief Ost Land Hypo, Sr. Unsub., Series EMTN, 1.600%, 2/15/2011	6,786,426
		Financial Intermediaries – 0.4%
400,000,000		Eksportfinans, Bond, 1.800%, 6/21/2010	4,521,357
		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $9,656,403)	11,307,783
		Governments/Agencies – 14.5%
		British Pound – 0.7%
		Sovereign – 0.7%
3,350,000		United Kingdom, Government of, Bond, 4.000%, 09/07/2016	5,325,682
1,375,000		United Kingdom, Government of, Bond, 4.750%, 09/07/2015	2,299,550
		TOTAL BRITISH POUND	7,625,232
		Canadian Dollar – 0.3%
		Sovereign – 0.3%
3,400,000		Canada, Government of, 4.000%, 06/01/2017	3,432,507
		Euro – 4.5%
		Sovereign – 4.5%
3,450,000		Belgium, Government of, Sr. Unsecd. Note, Series 52, 4.000%, 03/28/2018	4,939,625

Principal Amount, Foreign Par Amount or Shares			Value in U. S. Dollars
4,150,000		Bundesrepublic Deutschla, Bond, Series 05, 3.250%, 7/04/2015	5,935,651
3,000,000		Bundesrepublic Deutschla, Series 04, 3.750%, 1/04/2015	4,392,343
5,300,000		Buoni Poliennali Del Tes, 4.000%, 02/01/2017	7,577,584
3,850,000		France, Government of, Bond, 4.000%, 10/25/2014	5,659,120
2,600,000		Germany, Government of, Bond, Series 0301, 4.750%, 7/04/2034	4,011,149
5,400,000		Germany, Government of, Series 0303, 4.250%, 1/04/2014	8,036,732
3,950,000		Republic of Austria, Series REGS, 4.300%, 09/15/2017	5,830,529
		TOTAL EURO	46,382,733
		Japanese Yen – 2.3%
		Sovereign – 2.3%
533,000,000		Japan, Government of, 1.600%, 12/20/2015	6,326,553
430,000,000		Japan, Government of, Bond, Series 250, 0.500%, 06/20/2013	4,873,275
420,000,000		Japan-262 (10 Year Issue), Series 262, 1.900%, 06/20/2014	5,020,930
640,000,000		Japan-283 (10 Year Issue), Series 283, 1.800%, 09/20/2016	7,691,087
		TOTAL JAPANESE YEN	23,911,845
		Norwegian Krone – 0.2%
		Sovereign – 0.2%
5,200,000		Norway, Government of, Bond, 5.000%, 05/15/2015	958,962
5,200,000		Norway, Government of, 6.500%, 05/15/2013	982,238
		TOTAL NORWEGIAN KRONE	1,941,200
		Swedish Krona – 0.3%
		Sovereign – 0.3%
16,900,000		Sweden, Government of, Series 1049, 4.500%, 08/12/2015	2,605,517
		U.S. Dollar – 6.2%
		Sovereign – 6.2%
$14,600,000		Brazil, Government of, Sr. Unsecd. Note, 6.000%, 01/17/2017	15,892,100
12,490,000		Mexico, Government of, Note, 5.625%, 1/15/2017	13,371,061
6,300,000		Philippines, Government, Bond, 7.750%, 1/14/2031	7,000,875
18,894,000	[1,2]	Russia, Government of, Unsub., Series REGS, 7.500%, 03/31/2030	21,468,307
7,500,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	5,662,500
		TOTAL U.S. DOLLAR	63,394,843
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $135,345,606)	149,293,877
		Asset-Backed SecuritIES – 0.0%
		Home Equity Loan – 0.0%
27,717	[1,2]	125 Home Loan Owner Trust 1998-1A B1, 9.760%, 2/15/2029 (IDENTIFIED COST $27,717)	23,005
		Collateralized Mortgage Obligations – 0.0%
		Non-Agency Mortgage – 0.0%
9,163	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 3.68%, 1/28/2027 (IDENTIFIED COST $20,990)	7,330
		Mortgage-Backed SecuritIES – 0.0%
		Government National Mortgage Association – 0.0%
1,347		Government National Mortgage Association Pool 780360, 11.000%, 30 Year, 9/15/2015 (IDENTIFIED COST $1,513)	1,374
		Preferred Stocks – 0.1%
		Financial Institution — Brokerage – 0.0%
40,000	[3,4]	Lehman Brothers Holdings, Pfd. 5.670%	9,600

Principal Amount, Foreign Par Amount or Shares			Value in U. S. Dollars
		Financial Institution — REITs – 0.1%
9,900		Prologis Trust, REIT Perpetual Pfd. Stock 8.54%, Series C, $4.27 Annual Dividend	485,100
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,146,408)	494,700
		MUTUAL FUNDS – 82.4%;5
10,830,784		Emerging Markets Fixed Income Core Fund	262,082,019
7,903,030		Federated Mortgage Core Portfolio	79,978,660
613,877		Federated Project and Trade Finance Core Fund	6,095,800
78,683,209		High Yield Bond Portfolio	492,556,889
10,118,459	[6]	Prime Value Obligations Fund, Institutional Shares, 0.14%	10,118,459
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $959,973,659)	850,831,827
		TOTAL INVESTMENTS — 99.3% (IDENTIFIED COST $1,121,029,645)[7]	1,024,486,885
		OTHER ASSETS AND LIABILITIES - NET — 0.7%[8]	7,583,547
		TOTAL NET ASSETS — 100%	$1,032,070,432
  At February 28, 2010, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[3]United States Treasury Notes 10-Year Long Futures	545	$64,028,984	June 2010	$935,542
  Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2010, these restricted securities amounted to $25,912,736, which represented 2.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2010, these liquid restricted securities amounted to $24,436,017, which represented 2.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at February 28, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	5/14/1999-5/27/1999	$1,098,662	$1,000,500
Union Central Life Ins Co, Note, 8.20%, 11/1/2026	10/31/1996	$497,390	$476,219
3	Non-income producing security.
4	Issuer in default.
5	Affiliated companies.
6	7-Day net yield.
7	At February 28, 2010, the cost of investments for federal tax purposes was $1,121,926,936. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and futures contracts was $97,440,051. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $64,563,540 and net unrealized depreciation from investments for those securities having an excess of cost over value of $162,003,591.
8	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
U.S. Corporate Bonds	$ —	$12,526,989	$ —	$12,526,989
International Bonds	—	11,307,783	—	11,307,783
Government Agencies	—	149,293,877	—	149,293,877
Asset-Backed Securities	—	23,005	—	23,005
Collateralized Mortgage Obligations	—	7,330	—	7,330
Mortgage-Backed Securities	—	1,374	—	1,374
Equity Securities:
Domestic	494,700	—	—	494,700
Mutual Funds	850,831,827	—	—	850,831,827
TOTAL SECURITIES	$851,326,527	$173,160,358	$ —	$1,024,486,885
OTHER FINANCIAL INSTRUMENTS**	$935,542	$ —	$ —	$935,542
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts.
    The following acronym is used throughout this portfolio:
    REIT — Real Estate Investment Trust

  Item 2.                      Controls and Procedures

  (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 3.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Fixed Income Securities, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 21, 2010

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 21, 2010